Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Assets Fair Value Measured On Recurring Basis) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 2,252	$ 2,454	$ 2,271
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		141	161	$ 179
US Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		294	318
US Equity Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		43	58
International Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		268	293
International Equity Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		25	31
Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	1,137	1,384
Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	30	31
US Treasuries [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		189	143
US Treasuries [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1	1
Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	145	157
Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	36	35
Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		86	39
Fair Value, Inputs, Level 1 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		456	514
Fair Value, Inputs, Level 1 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		103	121
Fair Value, Inputs, Level 1 [Member] | US Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		201	233
Fair Value, Inputs, Level 1 [Member] | US Equity Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		39	54
Fair Value, Inputs, Level 1 [Member] | International Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		255	281
Fair Value, Inputs, Level 1 [Member] | International Equity Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		25	31
Fair Value, Inputs, Level 1 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	35	34
Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1,791	1,932
Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		38	40
Fair Value, Inputs, Level 2 [Member] | US Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		93	85
Fair Value, Inputs, Level 2 [Member] | US Equity Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		4	4
Fair Value, Inputs, Level 2 [Member] | International Equity Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		13	12
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	1,137	1,384
Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[1]	30	31
Fair Value, Inputs, Level 2 [Member] | US Treasuries [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		189	143
Fair Value, Inputs, Level 2 [Member] | US Treasuries [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		1	1
Fair Value, Inputs, Level 2 [Member] | Other [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	145	157
Fair Value, Inputs, Level 2 [Member] | Other [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	[2]	1	1
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		81	31
Fair Value, Inputs, Level 3 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		5	8
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		5	8
Interest-bearing Cash [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		133	120
Interest-bearing Cash [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		6	5
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 1 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		4	2
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		133	120
Interest-bearing Cash [Member] | Fair Value, Inputs, Level 2 [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		$ 2	$ 3

[1]	Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody's.
[2]	Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.